Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) (Detail) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Common Class A [Member]
Denominator:
Weighted average shares outstanding, diluted			22,857,358				42,014,000
CIK 0001816261 Executive Network Partnering Corp [Member]
Denominator:
Diluted net (loss) income per share of common stock						$ 0.03
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Class A [Member]
Numerator:
Allocation of net income	$ 874,750	$ 1,037,430	$ 2,204,221		$ (9,525,322)	$ 1,240,804	$ 1,433,835
Denominator:
Weighted average shares outstanding, basic	42,014,000	42,014,000	22,857,358		42,014,000	42,014,000	42,014,000
Weighted average shares outstanding, diluted	42,014,000	42,014,000	22,857,358		42,014,000	42,014,000	42,014,000
Basic net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[1]	$ (0.23)	$ 0.03	$ 0.03	[1]
Diluted net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[1]	$ (0.23)	$ 0.03	$ 0.03	[1]
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Class B [Member]
Numerator:
Allocation of net income	$ 6,246	$ 7,408	$ 28,931		$ (68,016)	$ 8,860	$ 10,238
Denominator:
Weighted average shares outstanding, basic	300,000	300,000	300,000		300,000	300,000	300,000
Weighted average shares outstanding, diluted	300,000	300,000	300,000		300,000	300,000	300,000
Basic net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[2]	$ (0.23)	$ 0.03	$ 0.03	[2]
Diluted net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[2]	$ (0.23)	$ 0.03	$ 0.03	[2]
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Class F [Member]
Numerator:
Allocation of net income	$ 17,239	$ 20,445	$ 75,098		$ (187,722)	$ 24,453	$ 28,258
Denominator:
Weighted average shares outstanding, basic	828,000	828,000	778,756		828,000	828,000	828,000
Weighted average shares outstanding, diluted	828,000	828,000	778,756		828,000	828,000	828,000
Basic net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[3]	$ (0.23)	$ 0.03	$ 0.03	[3]
Diluted net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[3]	$ (0.23)	$ 0.03	$ 0.03	[3]

[1]	On March 24, 2021, the Company effected a 2.5:1 forward stock split for each share of Class A common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split.
[2]	On July 17, 2020, the Company effected a 100:1 stock split for each share of Class B common stock issued and outstanding. On March 24, 2021, the Company effected a 2.5:1 forward stock split for each share of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the stock splits.
[3]	On July 29, 2020, the Company effected a reverse stock split for all Class F common stock issued and outstanding. On September 17, 2020, the Company effected a 1 for 1.2 forward stock split for all Class F common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the stock splits.